Note 16 - Private Offerings of Common Stock	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Equity [Text Block]

Note 16.         Private Offerings of Common Stock

In August 2022 the Company sold 1,572,506 unregistered shares of its common stock in a private offering at a price of $1.20 per share from which it raised aggregate gross proceeds of $1,887,000.

In March 2021, the Company sold 330,666 unregistered shares of its common stock in a private offering at a price of $1.50 per share from which it raised aggregate gross proceeds of $495,999.

In August 2021, the Company sold 1,400,000 units at a price of $2.00 per unit, each unit consisting of one unregistered share of common stock and one warrant exercisable at $3.00 for one share of common stock, in a private offering from which it raised aggregate gross proceeds of $2,800,000. The warrants expire on August 31, 2026. 1,400,000 shares of common stock issuable upon exercise of warrants in connection with the offering have been reserved for issuance.

In December 2021, the Company sold 3,289,526 units at a price of $3.04 in a private offering from which it raised $10,000,000 resulting in the issuance of a like number of shares of common stock and Series A warrants exercisable for 657,933 shares of common stock. The warrants are exercisable at a price of $4.50 per share, with the warrants exercisable from January 1, 2023 through December 31, 2026. If the shares underlying the warrants are not registered when the warrants become exercisable, the warrants can be exercised on a cashless basis. The warrants are subject to mandatory exercise if, commencing January 1, 2024, the volume weighted average price per share for 10 consecutive trading days equals or exceeds $12.50.

The total offering costs associated with the sales of unregistered shares of common stock in 2022 and 2021 were not material.

The shares in the private offering transactions in August of 2022 are unregistered and subject to a six-month holding period under SEC Rule 144 before the securities are able to be sold in the public market.

The shares in the private offering transactions in August and December of 2021 were unregistered and were subject to a six-month holding period under SEC Rule 144 before the securities were able to be sold in the public market. The warrants are also exercisable for unregistered shares and are freely transferable after six months from their issuance. The shares underlying the warrants must be held for a period of at least six months if exercised for cash. If exercised on a cashless basis, the shares can be freely traded once the holding period of the warrants and the shares is at least six months combined. The warrants are freestanding securities that are separately exercisable and legally detachable from the common shares and have been classified as equity in accordance with ASC Topic 480, Distinguishing Liabilities from Equity. The proceeds from the offerings in August and December of 2021 were allocated using the relative fair value method as follows:

	Common	Paid-In
	Stock	Capital	Total
August 2021
Unregistered shares	$14,000	$2,142,000	$2,156,000
Warrants	-	644,000	644,000
Total	$14,000	$2,786,000	$2,800,000
December 2021
Unregistered shares	$32,895	$9,295,105	$9,328,000
Warrants	-	672,000	672,000
Total	$32,895	$9,967,105	$10,000,000